Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Revenue	$ 205,789	$ 106,099	$ 253,014	$ 418,487	$ 382,832	$ 175,998
Cost of revenue	(162,072)	(94,253)	(203,524)	(346,453)	(354,921)	(155,191)
Gross profit	43,717	11,846	49,490	72,034	27,911	20,807
Operating Expenses
General and administrative	860,162	915,082	2,224,490	2,678,719	3,574,251	2,940,826
Sales and marketing	141,618	105,897	232,157	612,105	708,047	1,370,889
Depreciation and amortization	323,642	234,414	918,197	586,564	806,883	1,060,587
Total Operating Expenses	1,325,422	1,255,393	3,374,844	3,877,388	5,089,181	5,372,302
Operating loss	(1,281,705)	(1,243,547)	(3,325,354)	(3,805,354)	(5,061,270)	(5,351,495)
Other (Income)/Expenses
Other expenses/(income)		(14,779)		(18,215)		(1,129,468)
Impairment of intangible assets						1,215,746
Interest (income) expense, net	77,159	1,153	216,310	1,676	71,871	(8)
Foreign exchange (gain) loss						(1)
Total other (income) expense	77,159	(13,626)	216,310	(16,539)	71,871	86,269
Net loss before taxes	(1,358,864)	(1,229,921)	(3,541,664)	(3,788,815)	(5,133,141)	(5,437,764)
Provision for income taxes
Net loss	(1,358,864)	(1,229,921)	(3,541,664)	(3,788,815)	(5,133,141)	(5,437,764)
Common Units [Member]
Other (Income)/Expenses
Net loss
Basic income/(loss) per unit	$ (1.49)		$ (3.87)
Diluted income/(loss) per unit	$ (1.49)		$ (3.87)
Basic weighted average number of units	915,000		915,000
Diluted weighted average number of units	915,000		915,000
Member Units [Member]
Other (Income)/Expenses
Net loss
Basic income/(loss) per unit		$ (1.23)		$ (3.79)
Diluted income/(loss) per unit		$ (1.23)		$ (3.79)
Basic weighted average number of units		1,000,000		1,000,000
Diluted weighted average number of units		1,000,000		1,000,000